Share Capital - Common Shares (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares
Reconciliation of number of shares outstanding [abstract]
Stock options exercised (in shares)	951	115
Common shares purchased for cancellation (in shares)	(2,800)
Common shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning of year (in shares)	586,400	586,000
Stock options exercised (in shares)	1,000	400
Common shares purchased for cancellation (in shares)	(2,800)	0
Number of shares outstanding, end of year (in shares)	584,600	586,400
Balance, beginning of year | $	$ 8,311	$ 8,305
Stock options exercised | $	56	6
Common shares purchased for cancellation | $	(40)	0
Balance, end of year | $	$ 8,327	$ 8,311